Short-term Investments	12 Months Ended
Dec. 31, 2023
Short-term Investments
Short-term Investments
4.	Short-term Investments

Classification of short-term investments as of December 31, 2022 and 2023 were shown as below:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Time deposits and held-to-maturity debt securities	113,872,353	139,740,216	19,681,997
Trading securities	6,917	17,151,086	2,415,680
Investments in convertible bonds	1,233,284	524,063	73,813
	115,112,554	157,415,365	22,171,490

The gross unrecognized holding gains or losses on the time deposits and held-to-maturity debt securities were nil as of December 31, 2022 and 2023.

The costs of trading securities were RMB6,828 and RMB15,351,531 (US$2,162,218), with net unrealized gains of RMB89 and RMB1,799,555 (US$253,462) as of December 31, 2022 and 2023, respectively.

For the years ended December 31, 2021, 2022 and 2023, interest income related to time deposits and held-to-maturity debt securities were RMB1,093,654, RMB2,442,413 and RMB5,750,934 (US$810,002), respectively.

The Group invested in convertible bonds issued by a third party in 2020, which is accounted for under the fair value option. As of December 31, 2022 and 2023, the fair value was RMB1,233,284 and RMB524,063 (US$73,813), respectively. Unrealized losses of RMB67,065, RMB221,640 and RMB749,967 (US$105,631) were recorded for the year ended December 31, 2021, 2022 and 2023, respectively.